Stock-Based Compensation Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation Plans	Stock-Based Compensation Plans
2021 Stock Option and Incentive Plan
In February 2021, in connection with the IPO, the Company’s board of directors adopted the 2021 Stock Option and Incentive Plan (“2021 Plan”) to replace the Second Amended and Restated 2010 Stock Plan (“2010 Plan”), which was subsequently approved by the Company’s stockholders in March 2021. The 2021 Plan became effective on March 24, 2021.
As of March 31, 2021, no stock options were granted under the 2021 Plan. As of March 31, 2021, 96,426 restricted stock units were granted under the 2021 Plan.
2021 Employee Stock Purchase Plan
In February 2021, the Company’s board of directors adopted the Employee Stock Purchase Plan (“ESPP”), which was subsequently approved by the stockholders in March 2021. The ESPP became effective on March 24, 2021. The first offering period began on March 25, 2021, and there was no stock-based compensation related to the ESPP for the three months ended March 31, 2021.
IPO Options Under the 2010 Plan
In August 2020, the Company’s board of directors approved stock options for 3,588,535 common shares to be granted to certain officers and employees with an exercise price of $2.05 per share. 50% of the options granted vest over a four-year period commencing on the effective date of the IPO. The remaining 50% of the options granted vest over a four-year period commencing on the one-year anniversary of the IPO. As these stock options vest upon the satisfaction of both a time-based condition and a performance condition, the fair value of these stock options of $6.7 million, in aggregate, will be recognized as compensation expense over the requisite service period using the accelerated attribution method. In the three months ended in March 31, 2021, $1.6 million was recognized as compensation expense from such stock options subject to these performance conditions.
Stock-based Compensation
Total stock-based compensation expense by department is as follows (in thousands):

	Three months ended March 31,
	2021	2020
Operations, product and technology	$1,350	$714
Marketing	437	174
Sales, general and administrative	1,711	554
Total stock-based compensation expense	$3,498	$1,442
As of March 31, 2021, there was approximately $20.1 million of total unrecognized stock-based compensation expense related to unvested options granted to employees under the Company’s stock option plan that is expected to be recognized over a weighted average period of 1.56 years.
Stock-Based Compensation Plans
2010 Stock Incentive Plan
In 2010, the Company adopted the 2010 Stock Incentive Plan (the Plan), and amended the Plan in 2011, as approved by the board of directors. The Plan provides for the granting of stock awards to employees, consultants, and directors of the Company. Options granted under the Plan may either be Incentive Stock Options (ISOs) or Nonstatutory Stock Options (NSOs). ISOs may be granted to Company employees only, while stock awards other than ISOs may be granted to employees, directors, and consultants. In 2020 the board of directors authorized an additional 6.5 million shares for the Plan.
Stock awards under the Plan may be granted with terms of up to 10 years and at prices determined by the board of directors, provided, however, that (i) the exercise price of an ISO or NSO shall not be less than 100% of the estimated fair value of the shares on the date of the grant, and (ii) the exercise price of an ISO granted to a 10% or more stockholder shall not be less than 110% of the estimated fair value of the shares on the grant date. The options generally vest over a 4-year period. For certain options, vesting accelerates upon the occurrence of specified events, such as a change of control.
The Company records stock-based awards at fair value as of the grant date, using the Black Scholes option pricing model. The fair value of stock options granted during the years ended December 31, 2018, 2019 and 2020 was estimated using the following range of assumptions:

Year Ended December 31,
	2018	2019	2020(1)
Expected term (in years)	5.01 – 6.09	5.55 – 6.25	5.00-10.00
Expected volatility	44.2% – 45.1%	45.5% – 47.8%	46.9%-54.9%
Average risk-free rate	2.72% – 2.98%	1.52% – 2.44%	0.28%-1.55%
Dividend yield	—	—	—
________________
(1)Assumptions include non-employee options after adoption of ASU 2018-07 as of January 1, 2020.
Each of these inputs is subjective and generally requires significant judgment.
Fair Value of Common Stock —The fair value of the shares of common stock has historically been determined by the Company’s board of directors as there was no public market for the common stock. The board of directors determines the fair value of our common stock by considering a number of objective and subjective factors, including: the valuation of comparable companies, sales of preferred stock to unrelated third parties, our operating and financial performance, the lack of liquidity of common stock and general and industry specific economic outlook, amongst other factors.
Expected Term —The expected term represents the period that the Company’s stock options are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term) as the Company has concluded that its stock option exercise history does not provide a reasonable basis upon which to estimate expected term.
Volatility —Because the Company is privately held and does not have an active trading market for its common stock for a sufficient period of time, the expected volatility was estimated based on the average volatility for comparable publicly-traded companies, over a period equal to the expected term of the stock option grants.
Risk-free Rate —The risk-free rate assumption is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of the option.
Dividends —The Company has never paid dividends on its common stock and does not anticipate paying dividends on common stock. Therefore, the Company uses an expected dividend yield of zero.
Stock option activity under the Plan, as amended is as follows:

	Options Available for Grant	Number of Options Outstanding	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Balances at December 31, 2019	751,514	17,984,575	$2.05	7.10	$20,745
Options authorized	6,482,822
Options granted	(7,820,714)	7,820,714	2.35
Options considered granted due to repricing	(13,312,076)	13,312,076	2.05
Options cancelled due to repricing	13,312,076	(13,312,076)	2.77
Options exercised		(2,242,380)	1.02
Options forfeited and expired	787,960	(787,960)	2.43
Balances at December 31, 2020	201,582	22,774,949	$1.81	7.36	$107,696
Options outstanding and exercisable – December 31, 2020		10,493,574	$1.53	5.50	$52,554
The aggregated intrinsic value represents the difference between the exercise price and the fair value of common stock. The aggregate intrinsic value of all options exercised was $0.3 million, $0.9 million, and $2.9 million during the years ended December 31, 2018, 2019 and 2020, respectively. The weighted average grant date fair value of options granted was $1.26, $1.38 and $1.72 during the years ended December 31, 2018, 2019 and 2020 respectively. The average grant date fair value of the options considered granted due to the repricing in May 2020 was $1.04. The total grant date fair value of options vested was $2.4 million, $2.2 million and $4.1 million during the years ended December 31, 2018, 2019 and 2020 respectively.
Common Stock Repurchase
In October 2019, existing investors of the Company conducted a tender offer for shares of its outstanding common stock and common stock issuable upon exercise of vested options to purchase common stock under which the investors purchased an aggregate of 1,125,813 shares of the Company’s common stock from its stockholders at a purchase price of $6.8839 per share, for an aggregate purchase price of $7.7 million. The Company recognized a stock-based compensation expense of $4.1 million equal to the excess of the purchase price over the fair value of the common stock in the 2019 consolidated statement of operations.
Option Repricing
In May 2020, the Company’s Board of Directors, approved a stock option repricing program (the “Option Repricing”) authorizing the Company to reprice certain outstanding stock options held by active employees, service providers and directors that had option exercise prices above the current fair market value of the Company’s common stock. Under the Option Repricing, eligible options with an exercise price above $2.05 per share (representing an aggregate of 13.3 million options, or 66% of the options outstanding at the date of repricing) were amended to reduce such exercise price to $2.05. The Company calculated an aggregate incremental fair value of $2.3 million related to the Option Repricing, of which $0.9 million was expensed as of the modification date.
IPO Options
In August 2020, the Company’s Board of Directors approved stock options for 3,588,535 common shares to be granted to certain officers and employees with an exercise price of $2.05 per share. 50% of the options granted vest over a four-year period commencing on the later of January 1, 2021 or the effective date of the IPO. The remaining 50% of the options granted vest over a 4-year period commencing on the later of January 1, 2022 or the one-year anniversary of the IPO. As these stock options vest upon the satisfaction of both a time-based condition and a performance condition, the fair value of these stock options of $6.7 million, in aggregate, will be recognized as compensation expense over the requisite service period using the accelerated attribution method, when the performance condition becomes probable of being achieved. As of December 31, 2020, the Company concluded that the performance condition was not probable of being satisfied at such time.
Furlough Options
In August 2020, the Company’s Board of Directors approved stock options for 858,599 shares of common stock to be granted to certain employees who were subject to a furlough program that was implemented in April 2020. The options have an exercise price of $2.05 per share and vest upon optionee’s continued employment with the Company through January 1, 2021. The aggregate grant date fair value of these options was $1.6 million, all of which was recognized in fiscal year 2020.
Stock-based Compensation
Total stock-based compensation expense by department is as follows (in thousands):

	Year Ended December 31,
	2018	2019	2020
Operations, product and technology	$1,187	$3,877	$3,739
Marketing	204	1,018	1,067
Sales, general and administrative	928	2,783	2,530
Total stock-based compensation expense	$2,319	$7,678	$7,336
As of December 31, 2020, there was approximately $16.4 million of total unrecognized stock-based compensation expense, related to unvested options granted to employees under the Company’s stock option plan that is expected to be recognized over a weighted average period of 1.62 years.